Accounts Receivable, Net	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Accounts receivable, net
4.	Accounts receivable, net

	As of June 30,
	2025	2026
	RMB	RMB
Accounts receivable	52,904,617	78,262,038
Less: allowance of credit losses	9,125,428	17,078,584
Accounts receivable, net	43,779,189	61,183,454

As of October 23, 2026, approximately RMB10.4 million of accounts receivable balance outstanding as of June 30, 2026 had been subsequently collected.

The movements in the allowance of credit losses were as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Beginning balance	-	-	9,125,428
Additions	-	9,125,428	7,953,156
Ending balance	-	9,125,428	17,078,584